Employee and Director Benefit Plans	12 Months Ended
Dec. 31, 2016
Postemployment Benefits [Abstract]
Employee and Director Benefit Plans

Note 17 - Employee and Director Benefit Plans

Employees’ 401(k) Retirement Plan

The Company has established an associate tax deferred savings plan under Section 401(k) of the Internal Revenue Code of 1986. All associates are eligible to make elective deferrals on the first day of the calendar month coincident or next following the date the associate attains the age of 18, completes one year of eligibility service and completes at least 1,000 hours of service and is 100% vested in the plan once they enroll.

The Company’s annual contribution to the plan was $355,648 in 2016, $319,340 in 2015 and $330,448 in 2014, determined as follows:

•

The Company will contribute a safe harbor matching contribution in an amount equal to: (i) 100% of the matched employee contributions that are not in excess of 3% of compensation, plus (ii) 50% of the amount of the matched employee contributions that exceed 3% of compensation, but do not exceed 5% of compensation.

•	A discretionary contribution, subject to approval by the Board of Directors, limited to an amount not to exceed the maximum amount deductible for income tax purposes.

Note 17 - Employee and Director Benefit Plans (Continued)

Employee Stock Ownership Plan

During the first quarter of 2014, the board of directors of the Company voted to terminate the ESOP effective March 1, 2014. As of February 28, 2014, the ESOP held 740,530 shares, or 9.95% of the Company’s total outstanding shares of common stock, of which 252,446 shares were unallocated to participants in the ESOP.

The Company filed a request for a favorable determination letter from the Internal Revenue Service as to the tax-qualified status of the ESOP on its termination.

The Company received the favorable determination letter dated September 5, 2014 from the Internal Revenue Service and during the fourth quarter all shares under the ESOP were distributed to the participants.

The Company had expense of approximately $ 45,693 as a contribution to the ESOP Plan during the first part of 2014.

The ESOP had a put option that allowed the employee to put their shares back to the Company. At December 31, 2014, the Company had a liability set aside at fair value in the amount of approximately $561,000 for shares that can be put back to the Company during the first half of 2015. The put option has expired and there will no longer be a liability for the Company. This liability that had been reclassified from additional paid in capital and was presented separately on the Company’s balance sheet, has now been returned to additional paid in capital.

Supplemental Executive Retirement Plan

The Company has implemented a non-qualifying deferred compensation plan for certain executive officers. Certain of the plan benefits will accrue and vest during the period of employment and will be paid in fixed monthly benefit payments for up to ten years upon separation from service. The plan also provides for payment of death benefits and for payment of disability benefits in the event the officer becomes permanently disabled prior to separation from service.

Effective December 31, 2008, this plan was amended and restated to comply with Section 409A of the Internal Revenue Code. The participants’ account liability balances as of December 31, 2008 could be transferred into a trust fund, where investments will be participant-directed.

The plan is structured as a defined contribution plan and the Company’s expected annual funding contribution for the participants has been calculated through the participant’s expected retirement date. Under terms of the agreement, the Company has reserved the absolute right, at its sole discretion, to either fund or refrain from funding the plan. The plan also provides for payment of death benefits and for payment of disability benefits in the event the officer becomes permanently disabled prior to separation from service. The plans assets are maintained in a rabbi trust and are recorded at fair value with the corresponding liability adjusted to the same fair value.

During 2016, 2015 and 2014, $336,800, $331,800 and $316,800, respectively was expensed each year for benefits provided under the plans. The liability accrued for deferred compensation under the plan amounted to $4.1 million and $3.7 million at December 31, 2016 and 2015, respectively.

Note 17 - Employee and Director Benefit Plans (Continued)

Split-Dollar Life Insurance

The Company has entered into Life Insurance Endorsement Method Split-Dollar Agreements with certain officers. Under these agreements, upon death of the officer, the Company first recovers the cash surrender value of the contract and then shares the remaining death benefits from insurance contracts, which are written with different carriers, with the designated beneficiaries of the officers. The death benefit to the officers’ beneficiaries is a multiple of base salary at the time of the agreements. The Company, as owner of the policies, retains an interest in the life insurance proceeds and a 100% interest in the cash surrender value of the policies. During 2016, 2015, and 2014, the expense associated with these policies was $27,111, $86,346, and $112,176 respectively.

Stock Grant Plan

During 2015, the Company adopted the 2015 Stock Grant Plan (“SGP”), under which the Company, at its discretion, may choose to make grants or awards of Uwharrie Capital Corp common stock (the “Common Stock”) to employees, directors or independent contractors of the Company or its subsidiaries as an alternate form of compensation or as a performance bonus. Shares of Common Stock to be used for Stock Grants under this Plan will be outstanding shares purchased by a revocable trust formed by the Company (the “Trust”). The Participant will be 100% vested in the shares purchased on their behalf as soon as the Trust’s purchase is completed. The Company recognizes expense for the value of the shares at the time they are purchased by the Trust. The SGP allows for 520,000 shares to be granted and at December 31, 2016, the availability under the SGP was 487,749 shares. During 2016 there were 13,809 shares granted at an expense of $55,029.